SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use-assets Net
Right of use assets net, beginning balance	$ 157,068	$ 274,098
Depreciation charge for the year	(99,360)	(105,479)	$ (86,769)
Exchange difference	1,094	(11,551)
Addition	136,242
Lease modification	(6,035)
Right of use assets net, ending balance	189,009	157,068	$ 274,098
Expense relating to short-term lease and other leases with lease terms end within 12 months	1,283	66,078
Total cash outflow for leases	$ 112,262	$ 115,277